Prospectus

January 21, 2003

Putnam U.S. Government Income Trust

Class A, B, C, M and R shares
Investment Category: Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 3  Performance information

 4  Fees and expenses

 6  What are the fund's main investment strategies and related risks?

 8  Who manages the fund?

 8   How does the fund price its shares?

 9  How do I buy fund shares?

12  How do I sell fund shares?

14  How do I exchange fund shares?

15  Fund distributions and taxes

16  Financial highlights

[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- U.S. GOVERNMENT BONDS

We invest in bonds that

* are obligations of the U.S. government, its agencies and instrumentalities;

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by the credit of a federal agency or government sponsored entity, such as Fannie Mae mortgage-backed bonds; and

* have short to long-term maturities.

We also invest in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of one of the fund's classes of shares, class A shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1993         5.64%
1994        -2.47%
1995        16.23%
1996         3.87%
1997         8.73%
1998         6.77%
1999         0.13%
2000        10.40%
2001         6.89%
2002         7.71%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 4.98% (quarter ending 6/30/95) and the lowest return for a quarter was -2.77% (quarter ending 3/31/94).

Average Annual Total Returns (for periods ending 12/31/02)
-------------------------------------------------------------------------------
                                              Past       Past       Past
                                             1 year     5 years   10 years
-------------------------------------------------------------------------------
Class A before taxes                          2.62%      5.30%      5.75%
  Class A after taxes on distributions        0.73%      2.91%      3.24%
  Class A after taxes on distributions
  and sale of fund shares                     1.56%      3.01%      3.29%
Class B before taxes                          1.89%      5.21%      5.48%
Class C before taxes                          5.87%      5.54%      5.48%
Class M before taxes                          3.96%      5.37%      5.65%
Class R before taxes                          7.44%      6.07%      6.00%
Lehman GNMA Index (no deduction
  for fees, expenses or taxes)                8.69%      7.33%      7.30%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges; class B and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/02 and, for class B shares, assumes conversion to class A shares after eight years. For periods before the inception of class C shares (7/26/99), class M shares (2/6/95) and class R shares (1/21/03), performance shown for these classes in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by the class B, class C, class M and class R shares. The fund's performance is compared to the Lehman GNMA Index, an unmanaged index of GNMA bonds. The fund's performance was previously compared to the Lehman Mortgage-Backed Securities Index, an unmanaged index of mortgage-backed securities. This index was replaced by the Lehman GNMA Index, which is more representative of the types of securities generally held by the fund. The average annual total returns of the Lehman Mortgage-Backed Securities Index for the 1-year, 5-year and 10-year periods ending on 12/31/02 were 8.77%, 7.35% and 7.28%, respectively. After-tax returns reflect the highest individual federal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                             Class A   Class B   Class C   Class M   Class R
-------------------------------------------------------------------------------
Maximum Sales
Charge (Load) Imposed
on Purchases (as a
percentage of the
offering price)               4.75%      NONE      NONE      3.25%    NONE

Maximum Deferred
Sales Charge (Load)
(as a percentage of
the original purchase
price or redemption
proceeds, whichever
is lower)                     NONE*      5.00%    1.00%      NONE*    NONE

-------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                                                Total Annual
                       Management  Distribution      Other     Fund Operating
                          Fees     (12b-1) Fees     Expenses      Expenses
-------------------------------------------------------------------------------
Class A                  0.43%         0.25%         0.17%         0.85%
Class B                  0.43%         1.00%         0.17%         1.60%
Class C                  0.43%         1.00%         0.17%         1.60%
Class M                  0.43%         0.50%         0.17%         1.10%
Class R                  0.43%         0.50%         0.17%         1.10%
-------------------------------------------------------------------------------

* A deferred sales charge of up to 1% on class A shares and of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then, except as shown for class B shares and class C shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                        1 year        3 years       5 years     10 years
-------------------------------------------------------------------------------
Class A                  $558          $733          $924        $1,474
Class B                  $663          $805        $1,071        $1,699*
Class B (no redemption)  $163          $505          $871        $1,699*
Class C                  $263          $505          $871        $1,900
Class C (no redemption)  $163          $505          $871        $1,900
Class M                  $434          $663          $911        $1,622
Class R                  $112          $350          $606        $1,340
-------------------------------------------------------------------------------

* Reflects the conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs no more than eight years after purchase.

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing in U.S. government bonds. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

* Forward commitments and repurchase agreements. We may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. We may also enter into repurchase agreements, under which we buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case we may find it difficult to recover the value of these investments.

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in zero-coupon bonds and certain derivatives including swap contracts and warrants, and may write covered call options on portfolio securities, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.43% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Core Fixed-Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

-------------------------------------------------------------------------------
Portfolio leader        Since    Experience
-------------------------------------------------------------------------------
Kevin M. Cronin         1998     1997 - Present         Putnam Management
-------------------------------------------------------------------------------
Portfolio member        Since    Experience
-------------------------------------------------------------------------------
Rob A. Bloemker         2002     1999 - Present         Putnam Management
                                 Prior to Sept. 1999    Lehman Brothers
-------------------------------------------------------------------------------


How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

How do I buy fund shares?

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

* Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Investor Services.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of four classes of fund shares: A, B, C and M. Qualified employee-benefit plans may also choose class R shares. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 4.75%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of up to 5.00% if you sell shares within six years of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* Convert automatically to class A shares after eight years, reducing the future 12b-1 fee (may convert sooner in some cases)

* Orders for one or more funds totaling $250,000 or more per day and cumulative orders of $1,000,000 or more in accounts eligible to purchase class A shares with reduced or no initial sales charge under a right of accumulation will be treated as orders for class A shares or refused

Class C shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of 1.00% if you sell shares within one year of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Class M shares

* Initial sales charge of up to 3.25%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Class R shares (available to qualified plans only)

* No initial sales charge; your entire investment goes to work for you

* No deferred sales charge

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Initial sales charges for class A and M shares
-------------------------------------------------------------------------------
                        Class A sales charge        Class M sales charge
                         as a percentage of:         as a percentage of:
-------------------------------------------------------------------------------
Amount of purchase       Net amount    Offering    Net amount   Offering
at offering price ($)     invested      price*      invested     price*
-------------------------------------------------------------------------------
Under 50,000                4.99%        4.75%        3.36%       3.25%
50,000 but under
100,000                     4.71         4.50         2.30        2.25
100,000 but under
250,000                     3.63         3.50         1.52        1.50
250,000 but under
500,000                     2.56         2.50         1.01        1.00
500,000 but under
1,000,000                   2.04         2.00         NONE        NONE
1,000,000 and above         NONE         NONE         NONE        NONE
-------------------------------------------------------------------------------

* Offering price includes sales charge.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase       1      2      3      4      5      6     7+
-------------------------------------------------------------------------------
Charge                    5%     4%     3%     3%     2%     1%    0%

A deferred sales charge of 1% will apply to class C shares if redeemed within one year of purchase. A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge if redeemed within two years of purchase. A deferred sales charge of 0.40% may apply to class M shares purchased without a sales charge if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

* Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.50% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class.

How do I sell fund shares?

You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may be up to 15 calendar days after the purchase date.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services.

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for your shares. The telephone redemption privilege may be modified or terminated without notice.

* Selling shares by check. If you would like to use the check-writing service, mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The fund will send you checks when it receives these properly completed documents. You can then make the checks for $250 or more payable to the order of anyone. When the check is presented for payment, the fund will redeem a sufficient number of full and fractional shares in your account at that day's NAV to cover the amount of the check and any applicable deferred sales charge.

The use of checks is subject to the rules of your fund's designated bank for its checking accounts. If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account's value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check. The fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for your shares.

* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?

If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete and return an Exchange Author i za tion Form, which is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone exchange privilege is not available if the fund issued certificates for your shares. You may also exchange shares via the Internet at www.putnaminvestments.com. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes

The fund normally distributes any net investment income monthly and any net realized capital gains annually. You may choose to:

* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year are taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of bonds characterized as market discount are taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. No class R shares were outstanding during these periods. This information for the years ended September 30, 2002, 2001 and 2000 has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request. The information for all periods prior to the year ended September 30, 2000 has been derived from the fund's financial statements which have been audited by the fund's previous independent accountants.



FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended September 30
------------------------------------------------------------------------------------------------------------
                                          2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $13.10       $12.55       $12.57       $13.28       $13.01
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .62          .75          .79          .76          .81
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .19          .56         (.02)        (.66)         .29
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .81         1.31          .77          .10         1.10
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.69)        (.76)        (.79)        (.76)        (.83)
------------------------------------------------------------------------------------------------------------
From return of capital                      --           --           -- (d)     (.05)          --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.69)        (.76)        (.79)        (.81)        (.83)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $13.22       $13.10       $12.55       $12.57       $13.28
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    6.41        10.74         6.43          .76         8.75
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $2,432,891   $2,256,218   $1,929,653   $1,986,980   $2,130,980
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  .85          .86          .87          .85          .87
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.74         5.87         6.40         5.94         6.15
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  277.25 (e)   156.53 (e)   133.29       123.04       294.74
------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended September 30
------------------------------------------------------------------------------------------------------------
                                          2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $13.04       $12.49       $12.51       $13.22       $12.97
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .51          .65          .70          .67          .70
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .20          .56         (.02)        (.67)         .28
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .71         1.21          .68           --          .98
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.60)        (.66)        (.70)        (.67)        (.73)
------------------------------------------------------------------------------------------------------------
From return of capital                      --           --           -- (d)     (.04)          --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.60)        (.66)        (.70)        (.71)        (.73)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $13.15       $13.04       $12.49       $12.51       $13.22
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    5.59         9.98         5.65          .01         7.82
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $691,467     $500,366     $574,087   $1,082,048   $1,334,041
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.60         1.61         1.62         1.60         1.62
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 3.96         5.15         5.64         5.18         5.42
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  277.25 (e)   156.53 (e)   133.29       123.04       294.74
------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------
                                                                                                  For the
                                                                                                  period
                                                                                                  July 26,
Per-share                                                                                        1999+ to
operating performance                                           Year ended September 30          Sept. 30
------------------------------------------------------------------------------------------------------------
                                                             2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                        $13.08       $12.53       $12.55       $12.54
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment income (a)                                     .50          .64          .70          .12
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                    .21          .58         (.02)         .02
------------------------------------------------------------------------------------------------------------
Total from
investment operations                                         .71         1.22          .68          .14
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                                            (.59)        (.67)        (.70)        (.12)
------------------------------------------------------------------------------------------------------------
From return of capital                                         --           --           -- (d)     (.01)
------------------------------------------------------------------------------------------------------------
Total distributions                                          (.59)        (.67)        (.70)        (.13)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                              $13.20       $13.08       $12.53       $12.55
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                       5.64         9.99         5.67         1.12 *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                            $54,880      $27,512       $7,329       $2,577
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                    1.60         1.61         1.62          .29 *
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                    3.93         5.07         5.67          .99 *
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     277.25 (e)   156.53 (e)   133.29       123.04
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended September 30
------------------------------------------------------------------------------------------------------------
                                          2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $13.08       $12.52       $12.55       $13.25       $13.00
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .57          .71          .76          .72          .80
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .21          .57         (.03)        (.66)         .25
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .78         1.28          .73          .06         1.05
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.66)        (.72)        (.76)        (.72)        (.80)
------------------------------------------------------------------------------------------------------------
From return of capital                      --           --           -- (d)     (.04)          --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.66)        (.72)        (.76)        (.76)        (.80)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $13.20       $13.08       $12.52       $12.55       $13.25
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    6.14        10.56         6.09          .56         8.38
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $171,975     $144,285      $95,090     $133,362     $163,076
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.10         1.11         1.12         1.10         1.12
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.47         5.60         6.15         5.68         5.91
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  277.25 (e)   156.53 (e)   133.29       123.04       294.74
------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.



Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

* SYSTEMATIC INVESTMENT PLAN Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th or 31st. The amount you choose will be automatically transferred from your checking or savings account.

* SYSTEMATIC WITHDRAWAL Make regular withdrawals of $50 or more monthly, quarterly, semiannually, or annually from your Putnam mutual fund account valued at $10,000 or more. Your automatic with drawal may be made on any business day of the month except for the 29th, 30th or 31st.

* SYSTEMATIC EXCHANGE Transfer assets auto-matically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

* FREE EXCHANGE PRIVILEGE Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at www.putnaminvestments.com.

For more information about any of these services and privileges, call your financial advisor or a Putnam customer service representative toll free at 1-800-225-1581.


Putnam Family of Funds a

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

PUTNAM GROWTH FUNDS

Putnam Growth Opportunities Fund
Putnam Health Sciences Trust
Putnam International New Opportunities Fund
Putnam New Opportunities Fund
Putnam OTC & Emerging Growth Fund
Putnam Small Cap Growth Fund
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

PUTNAM BLEND FUNDS

Putnam Capital Appreciation Fund
Putnam Capital Opportunities Fund
Putnam Europe Growth Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam International Growth Fund
Putnam International Voyager Fund
Putnam Investors Fund
Putnam Research Fund
Putnam Tax Smart Equity Fund
Putnam Utilities Growth and Income Fund

PUTNAM VALUE FUNDS

Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Putnam International Growth and Income Fund
Putnam Mid Cap Value Fund
Putnam New Value Fund
Putnam Small Cap Value Fund b

PUTNAM INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Global Income Trust
Putnam High Yield Advantage Fund b
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam Money Market Fund c
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Municipal Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund c
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund

Putnam State tax-free income funds d

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

Putnam State tax-free money market funds c, d

California, New York

PUTNAM ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio
Putnam Asset Allocation: Growth Portfolio

a As of 12/31/02.

b Closed to new investors.

c An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

d Not available in all states.


For more information
about Putnam U.S. Government Income Trust

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountants' reports and financial statements included in the fund's three most recent annual reports to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-225-1581.


You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 41203
             Providence, Rhode Island 02940-1203

             www.putnaminvestments.com

             File No. 811-3897        NP038 89068 1/03



Prospectus

January 21, 2003

Putnam U.S. Government Income Trust

Class A shares -- for eligible retirement plans
Investment Category: Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully. This prospectus only offers class A shares of the fund without a sales charge to eligible retirement plans.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 2  Performance information

 3  Fees and expenses

 4  What are the fund's main investment strategies and related risks?

 6  Who manages the fund?

 7  How does the fund price its shares?

 7  How do I buy fund shares?

 8  How do I sell fund shares?

 8  How do I exchange fund shares?

 9  Fund distributions and taxes

10  Financial highlights

Putnam Defined Contribution Plans

[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- U.S. GOVERNMENT BONDS

We invest in bonds that

* are obligations of the U.S. government, its agencies and instrumentalities;

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by the credit of a federal agency or government sponsored entity, such as Fannie Mae mortgage-backed bonds; and

* have short to long-term maturities.

We also invest in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class A shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS]

CALENDAR YEAR TOTAL RETURNS

1993        5.64%
1994       -2.47%
1995       16.23%
1996        3.87%
1997        8.73%
1998        6.77%
1999        0.13%
2000       10.40%
2001        6.89%
2002        7.71%


During the periods shown in the bar chart, the highest return for a quarter was 4.98% (quarter ending 6/30/95) and the lowest return for a quarter was -2.77% (quarter ending 3/31/94).

Average Annual Total Returns (for periods ending 12/31/02)
------------------------------------------------------------------------------
                                       Past       Past       Past
                                      1 year     5 years   10 years
------------------------------------------------------------------------------
Class A                                7.71%      6.32%      6.27%
Lehman GNMA Index                      8.69%      7.33%      7.30%
------------------------------------------------------------------------------

Class A share performance reflects the waiver of sales charges for purchases through eligible retirement plans. The fund's performance is compared to the Lehman GNMA Index, an unmanaged index of GNMA bonds. The fund's performance was previously compared to the Lehman Mortgage-Backed Securities Index, an unmanaged index of mortgage-backed securities. This index was replaced by the Lehman GNMA Index, which is more representative of the types of securities generally held by the fund. The average annual total returns of the Lehman Mortgage-Backed Securities Index for the 1-year, 5-year and 10-year periods ending on 12/31/02 were 8.77%, 7.35% and 7.28%, respectively.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class A shares of the fund. Expenses are based on the fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)
------------------------------------------------------------------------------
Maximum Sales Charge (Load)                       NONE
Maximum Deferred Sales Charge (Load)             0.75%*
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                Distribution                 Total Annual
                    Management    (12b-1)        Other     Fund Operating
                      Fees          Fees       Expenses       Expenses
------------------------------------------------------------------------------
Class A              0.43%         0.25%         0.17%         0.85%
------------------------------------------------------------------------------

* The deferred sales charge is applicable only to a plan that redeems 90% or more of its cumulative purchases within two years of its initial purchase, and only if Putnam Retail Management paid a commission on the plan's purchases, unless otherwise agreed with Putnam Retail Management.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

--------------------------------------------------------------------------
                1 year       3 years       5 years       10 years
------------------------------------------------------------------------------
Class A          $162         $271          $471          $1,049
------------------------------------------------------------------------------

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing in U.S. government bonds. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

* Forward commitments and repurchase agreements. We may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. We may also enter into repurchase agreements, under which we buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case we may find it difficult to recover the value of these investments.

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in zero-coupon bonds and certain derivatives including swap contracts and warrants, and may write covered call options on portfolio securities, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.43% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Core Fixed-Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Kevin M. Cronin         1998     1997 - Present        Putnam Management
------------------------------------------------------------------------------
Portfolio member        Since    Experience
------------------------------------------------------------------------------
Rob A. Bloemker         2002     1999 - Present        Putnam Management
                                 Prior to Sept. 1999   Lehman Brothers
------------------------------------------------------------------------------


How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Retail Management generally must receive your plan's completed buy order before the close of regular trading on the New York Stock Exchange for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if Putnam Management determines that doing so would be in the best interests of the fund and its shareholders.

* Distribution (12b-1) plan. The fund has adopted a distribution plan to pay for the marketing of class A shares and for services provided to shareholders. The plan provides for payments at an annual rate (based on average net assets) of up to 0.35%. The Trustees currently limit payments on class A shares to 0.25% of average net assets. Because the fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment.

* Eligible retirement plans. An employer-sponsored retirement plan is eligible to purchase class A shares without an initial sales charge through this prospectus if it invests at least $1 million in class A shares. A deferred sales charge of up to 0.75% may apply if the plan redeems 90% or more of its cumulative purchases within two years of the plan's initial purchase of class A shares and if Putnam Retail Management paid a commission on the plan's purchase, unless the dealer of record has made other arrangements with Putnam Retail Management.

How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the New York Stock Exchange.

The fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Fund distributions and taxes

The fund normally distributes any net investment income monthly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If you do not select another option, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information for the years ended September 30, 2002, 2001 and 2000 has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request. The information for all periods prior to the year ended September 30, 2000 has been derived from the fund's financial statements which have been audited by the fund's previous independent accountants.



FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------


Per-share
operating performance                                     Year ended September 30
--------------------------------------------------------------------------------------------------

                                         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $13.10       $12.55       $12.57       $13.28       $13.01
--------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------
Net investment income (a)                  .62          .75          .79          .76          .81
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .19          .56         (.02)        (.66)         .29
--------------------------------------------------------------------------------------------------
Total from
investment operations                      .81         1.31          .77          .10         1.10
--------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------
From net
investment income                         (.69)        (.76)        (.79)        (.76)        (.83)
--------------------------------------------------------------------------------------------------
From return of capital                      --           --           -- (d)     (.05)          --
--------------------------------------------------------------------------------------------------
Total distributions                       (.69)        (.76)        (.79)        (.81)        (.83)
--------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $13.22       $13.10       $12.55       $12.57       $13.28
--------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    6.41        10.74         6.43          .76         8.75
--------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $2,432,891   $2,256,218   $1,929,653   $1,986,980   $2,130,980
--------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  .85          .86          .87          .85          .87
--------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.74         5.87         6.40         5.94         6.15
--------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  277.25 (e)   156.53 (e)   133.29       123.04       294.74
--------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.



For more information about
Putnam U.S. Government Income Trust

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountants' reports and financial statements included in the fund's three most recent annual reports to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about other Putnam funds, or make shareholder inquiries, by calling Putnam toll-free at 1-800-752-9894.


You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             Putnam Defined Contribution Plans
             One Post Office Square
             Boston, Massachusetts 02109
             1-800-752-9894

             Address correspondence to
             Putnam Investor Services
             P.O. Box 9740
             Providence, Rhode Island 02940-9740

             www.putnaminvestments.com

200105 1/03  File No. 811-3897



Prospectus

January 21, 2003

Putnam U.S. Government Income Trust

Class Y shares

Investment Category: Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 2  Performance information

 3  Fees and expenses

 4  What are the fund's main investment strategies and related risks?

 6  Who manages the fund?

 7  How does the fund price its shares?

 7  How do I buy fund shares?

 8  How do I sell fund shares?

 8  How do I exchange fund shares?

 9  Fund distributions and taxes

10  Financial highlights

Putnam Defined Contribution Plans

[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- U.S. GOVERNMENT BONDS

We invest in bonds that

* are obligations of the U.S. government, its agencies and instrumentalities;

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by the credit of a federal agency or government sponsored entity, such as Fannie Mae mortgage-backed bonds; and

* have short to long-term maturities.

We also invest in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class Y shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS]

CALENDAR YEAR TOTAL RETURNS

1993          5.64%
1994         -2.23%
1995         16.60%
1996          3.99%
1997          8.94%
1998          7.15%
1999          0.32%
2000         10.77%
2001          7.10%
2002          8.02%


During the periods shown in the bar chart, the highest return for a quarter was 4.97% (quarter ending 6/30/95) and the lowest return for a quarter was -2.77% (quarter ending 3/31/94).

Average Annual Total Returns (for periods ending 12/31/02)
------------------------------------------------------------------------------
                                 Past       Past       Past
                                1 year     5 years    10 years
------------------------------------------------------------------------------
Class Y                          8.02%      6.61%      6.51%
Lehman GNMA Index                8.69%      7.33%      7.30%
------------------------------------------------------------------------------

Performance information shown in the bar chart and table above, for periods prior to the inception of class Y shares on 4/11/94, is derived from the historical performance of the fund's class A shares (not offered by this prospectus). Performance of class Y shares does not reflect the initial sales charge currently applicable to class A shares or differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares.

The fund's performance is compared to the Lehman GNMA Index, an unmanaged index of GNMA bonds. The fund's performance was previously compared to the Lehman Mortgage-Backed Securities Index, an unmanaged index of mortgage-backed securities. This index was replaced by the Lehman GNMA Index, which is more representative of the types of securities generally held by the fund. The average annual total returns of the Lehman Mortgage-Backed Securities Index for the 1-year, 5-year and 10-year periods ending on 12/31/02 were 8.77%, 7.35% and 7.28%, respectively.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class Y shares of the fund. Expenses are based on the fund's last fiscal year.

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                 Total Annual
                      Management      Other     Fund Operating
                         Fees        Expenses      Expenses
------------------------------------------------------------------------------
Class Y                  0.43%         0.17%         0.60%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

------------------------------------------------------------------------------
                         1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class Y                   $61          $192          $335          $750
------------------------------------------------------------------------------

What are the fund's main  investment strategies and  related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing in U.S. government bonds. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

* Forward commitments and repurchase agreements. We may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. We may also enter into repurchase agreements, under which we buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case we may find it difficult to recover the value of these investments.

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in zero-coupon bonds and certain derivatives including swap contracts and warrants, and may write covered call options on portfolio securities, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.43% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Core Fixed-Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Kevin M. Cronin         1998     1997 - Present        Putnam Management
------------------------------------------------------------------------------
Portfolio member        Since    Experience
------------------------------------------------------------------------------
Rob A. Bloemker         2002     1999 - Present        Putnam Management
                                 Prior to Sept. 1999   Lehman Brothers
------------------------------------------------------------------------------


How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Retail Management generally must receive your plan's completed buy order before the close of regular trading on the New York Stock Exchange for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if Putnam Management determines that doing so would be in the best interests of the fund and its shareholders.

* Eligible purchasers. A defined contribution plan (including a corporate
  IRA) is eligible to purchase class Y shares if approved by Putnam and if

* the plan, its sponsor and other employee benefit plans of the sponsor invest at least $150 million in Putnam funds and other investments managed by Putnam Management or its affiliates, or the average investment in Putnam-managed assets of accounts in the plan is at least $30,000; or

* the plan's sponsor confirms a good faith expectation that, within such period after initial purchase as is agreed by the sponsor and Putnam, investments in Putnam-managed assets will attain the level or average account size specified above, using the higher of purchase price or current market value, and agrees that class Y shares may be redeemed and class A shares purchased if that level is not attained.

College savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, bank trust departments and trust companies, and other defined contribution plans, if approved by Putnam, are also eligible to purchase class Y shares.

How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the New York Stock Exchange.

The fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Fund distributions and taxes

The fund normally distributes any net investment income monthly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If you do not select another option, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information for the years ended September 30, 2002, 2001 and 2000 has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request. The information for all periods prior to the year ended September 30, 2000 has been derived from the fund's financial statements which have been audited by the fund's previous independent accountants.



FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------------------------------------------


Per-share
operating performance                                     Year ended September 30
--------------------------------------------------------------------------------------------------
                                          2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $13.09       $12.54       $12.56       $13.27       $13.01
--------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------
Net investment income (a)                  .62          .78          .82          .79          .83
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .23          .56         (.02)        (.66)         .29
--------------------------------------------------------------------------------------------------
Total from
investment operations                      .85         1.34          .80          .13         1.12
--------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------
From net
investment income                         (.73)        (.79)        (.82)        (.79)        (.86)
--------------------------------------------------------------------------------------------------
From return of capital                      --           --           -- (d)     (.05)          --
--------------------------------------------------------------------------------------------------
Total distributions                       (.73)        (.79)        (.82)        (.84)        (.86)
--------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $13.21       $13.09       $12.54        12.56       $13.27
--------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    6.71        11.05         6.71         1.04         8.98
--------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $70,445      $43,306      $31,871      $28,087       $7,428
--------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  .60          .61          .62          .60          .62
--------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.92         6.11         6.66         6.19         6.42
--------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  277.25 (e)   156.53 (e)   133.29       123.04       294.74
--------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.



For more information
about Putnam U.S. Government
Income Trust

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountants' reports and financial statements included in the fund's three most recent annual reports to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about other Putnam funds, or make shareholder inquiries, by calling Putnam toll-free at 1-800-752-9894.


You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             Putnam Defined Contribution Plans
             One Post Office Square
             Boston, Massachusetts 02109
             1-800-752-9894

             Address correspondence to
             Putnam Investor Services
             P.O. Box 9740
             Providence, Rhode Island 02940-9740

             www.putnaminvestments.com

200106 1/03  File No. 811-3897



PUTNAM U.S. GOVERNMENT INCOME TRUST

FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

January 21, 2003

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the fund's annual report. For a free copy of the fund's annual report or prospectus dated January 21, 2003, as revised from time to time, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.


TABLE OF CONTENTS

PART I

FUND ORGANIZATION AND CLASSIFICATION.................................. I-3
INVESTMENT RESTRICTIONS............................................... I-4
CHARGES AND EXPENSES.................................................. I-6
INVESTMENT PERFORMANCE............................................... I-13
ADDITIONAL OFFICERS.................................................. I-14
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS..................... I-14


PART II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS.............II-1
TAXES............................................................... II-26
MANAGEMENT.......................................................... II-30
DETERMINATION OF NET ASSET VALUE.................................... II-42
HOW TO BUY SHARES................................................... II-43
DISTRIBUTION PLANS.................................................. II-53
INVESTOR SERVICES................................................... II-57
SIGNATURE GUARANTEES................................................ II-61
SUSPENSION OF REDEMPTIONS........................................... II-61
SHAREHOLDER LIABILITY............................................... II-61
STANDARD PERFORMANCE MEASURES....................................... II-62
COMPARISON OF PORTFOLIO PERFORMANCE................................. II-63
SECURITIES RATINGS.................................................. II-68
DEFINITIONS..........................................................II-73

SAI
PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam U.S. Government Income Trust is a Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The fund is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.


INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

(4) Purchase or sell commodities or commodity contracts.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Purchase or sell options, or puts, calls, straddles, spreads or combinations thereof, except that the fund may write covered call options with respect to any part or all of its portfolio securities and enter into closing purchase transactions with respect to such options.

(10) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

The fund may not invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

In connection with the offering of its shares in Japan, the fund has undertaken to the Japanese Securities Dealers Association that the fund will not: (1) invest more than 15% of its net assets in securities that are not traded on an official exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by Putnam Investment Management, LLC to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable); (2) borrow money in excess of 10% of the value of its total assets; (3) make short sales of securities in excess of the fund's net asset value; and (4) together with other mutual funds managed by Putnam Investment Management, LLC, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

All percentage limitations on investments (other than pursuant to non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


CHARGES AND EXPENSES

Management fees

Under a Management Contract dated July 8, 1994, the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of:

0.57% of the first $500 million of average net assets;
0.475% of the next $500 million of average net assets;
0.4275% of the next $500 million of average net assets; and 0.38% of any excess over $1.5 billion of such average net asset value.

For the past three fiscal years, pursuant to the management contract, the fund incurred the following fees:

Fiscal year           Management fee paid

2002                      $13,186,969
2001                      $12,106,702
2000                      $12,409,032

Brokerage commissions

During fiscal 2002, there were no brokerage commissions paid and there were no transactions placed with brokers and dealers to recognize research, statistical and quotation services received by Putnam
Management and its affiliates.

Administrative expense reimbursement

The fund reimbursed Putnam Management for administrative services during fiscal 2002, including compensation of certain fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:

                           Portion of total
                           reimbursement for
Total                      compensation and
reimbursement               contributions

$38,226                        $30,656

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The table below shows the value of each Trustee's holdings in the fund and in all of the Putnam Funds as of December 31, 2002.


                           Dollar range of          Aggregate dollar range
                         Putnam US Government       of shares held in all
                            Income Trust            of the Putnam Funds
Name of Trustee             shares owned            overseen by Trustee

Jameson A. Baxter            $1-$10,000                over $100,000
Charles B. Curtis            $1-$10,000                over $100,000
John A. Hill                 $1-$10,000                over $100,000
Ronald J. Jackson            $1-$10,000                over $100,000
Paul L. Joskow               $1-$10,000                over $100,000
Elizabeth T. Kennan          $1-$10,000                over $100,000
John H. Mullin, III          $1-$10,000                over $100,000
Robert E. Patterson       $10,001-$50,000              over $100,000
W. Thomas Stephens           $1-$10,000                over $100,000
W. Nicholas Thorndike        $1-$10,000                over $100,000
*Lawrence J. Lasser       over $100,000                over $100,000
*George Putnam, III       $10,001-$50,000              over $100,000
*A.J.C. Smith             $10,001-$50,000              over $100,000

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam Management and Putnam Retail Management. George Putnam, III is the President of the Fund and each of the other Putnam funds. Lawrence J. Lasser is the President and Chief Executive Officer of Putnam Investments and Putnam Management. Messrs. Lasser and Smith each serves as a Director of Marsh & McLennan Companies, Inc.

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Executive Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The Committees of the Board of Trustees, and the number of times each Committee met during your fund's fiscal year, are shown in the table below:

Audit and Pricing Committee*                             11
Board Policy and Nominating Committee**                   5
Brokerage and Custody Committee                           5
Communication, Service and Marketing Committee            7
Contract Committee                                       12
Distributions Committee                                   1
Executive Committee                                       2
Investment Oversight Committee                           11

* Effective February 2002, the responsibilities of the Audit Committee and Pricing Committee were combined into the Audit and Pricing
Committee. The number of meetings shown represents the number of meetings held during your fund's last fiscal year by the Audit Committee prior to the combination and the combined committee after the combination. The Pricing Committee met 2 times during your fund's last fiscal year prior to the combination.

** Effective March 2002, the Proxy Committee was combined with the Board Policy and Nominating Committee. The number of meetings shown represents the number of meetings held during your fund's last fiscal year by the Board Policy and Nominating Committee prior to the combination and the combined committee after the combination. The Proxy Committee met 2 times during your fund's last fiscal year prior to the combination.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2002, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2002:




COMPENSATION TABLE

                                                      Estimated annual        Total
                 Aggregate     Pension or retirement  benefits from all   compensation
            compensation from  benefits accrued as    Putnam funds upon  from all Putnam
Trustees/Year  the fund (1)    part of fund expenses   retirement (2)      funds (3)
----------------------------------------------------------------------------------------
Jameson A. Baxter/
1994 (4)         $4,835               $845                $100,000          $216,750

Charles B. Curtis/
2001             $4,695               $373                $100,000          $206,250

John A. Hill/
1985 (4)(6)      $7,324             $1,167                $200,000          $388,250

Ronald J. Jackson/
1996 (4)         $4,767               $806                $100,000          $207,250

Paul L. Joskow/
1997 (4)         $4,678               $862                $100,000          $203,750

Elizabeth T. Kennan/
1992             $4,623             $1,127                $100,000          $204,250


Lawrence J. Lasser/
1992 (5)             $0                 $0                 $92,500                --


John H. Mullin, III/
1997 (4)         $4,727             $1,294                $100,000          $210,000

Robert E. Patterson/
1984             $4,767               $590                $100,000          $211,000

George Putnam, III/
1984 (6)         $5,453               $522                $125,000          $253,000


A.J. C. Smith/
1986 (5)             $0                 $0                 $91,833                --


W. Thomas Stephens/
1997 (4)         $4,647             $1,209                $100,000          $203,250

W. Nicholas Thorndike/
1992             $4,670             $1,495                $100,000          $204,500


(1) Includes an annual retainer and an attendance fee for each meeting attended.

(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2002.

(3) As of December 31, 2002, there were 101 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as a trustee of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Management.

(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amounts of deferred compensation payable by the fund to Ms. Baxter, Mr. Hill, Mr. Jackson, Mr. Joskow, Mr. Mullin, and Mr. Stephens as of September 30, 2002 were $8,870, $20,520, $14,022,
$8,121, $10,878 and $2,795, respectively, including income earned on such amounts.


(5) Marsh & McLennan Companies, Inc., compensates Mr. Lasser and Mr. Smith for their services as Trustees. The estimated annual retirement benefits shown in this table for Messrs. Lasser and Smith reflect benefits earned under the funds' retirement plan prior to July 1, 2001.


(6) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman and President of the Funds, respectively.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in
Part II of this SAI.

Share ownership

At December 31, 2002, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.


A                                Edward D. Jones & Co.                 5.70%
                                 PO Box 2500
                                 Maryland Heights, MO 63043

C                                Merrill, Lynch, Pierce, Fenner &      6.50%
                                 Smith
                                 165 Broadway
                                 One Liberty Plaza
                                 New York, NY 10006

C                                Smith Barney                          8.40%
                                 333 West 34th Street 3rd Floor
                                 New York, NY 10001

M                                Mitsubishi Securities Co. Ltd        81.60%
                                 5-2, Marunouchi 2-chome,
                                 Chiyoda-ku, Tokyo 100-0005 Japan

Y                                *Putnam Investments                  36.99%

Y                                *NYSEG Corp. Savings Plan            23.15%

Y                                *Illinois Tool Works, Inc.           20.15%

* The address for the names listed are: c/o Putnam Fiduciary Trust Company, Investors Way, Norwood, MA 02062-9105

Distribution fees

During fiscal 2002, the fund paid the following 12b-1 fees to Putnam Retail Management:

        Class A        Class B        Class C        Class M

       $5,677,849     $5,383,095      $368,458       $683,588

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:


                                        Sales charges
                   Total               retained by Putnam        Contingent
Fiscal           front-end             Retail Management       deferred sales
 year          sales charges        after dealer concessions      charges

2002            $2,219,559                 $299,006               $136,024
2001            $1,963,222                 $254,364                $89,236
2000            $1,781,712                 $209,783                $18,940

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

Fiscal year    Contingent deferred sales charges

2002                     $1,156,144
2001                       $675,382
2000                     $1,283,767

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

Fiscal year    Contingent deferred sales charges

2002                        $12,417
2001                         $6,642
2000                         $7,632

Class M sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:


                                        Sales charges
                   Total               retained by Putnam        Contingent
Fiscal           front-end             Retail Management       deferred sales
 year          sales charges        after dealer concessions      charges

2002            $2,047,794                 $154,122                 $0
2001            $2,549,333                 $198,608                 $0
2000              $315,751                  $24,479                 $0

Investor servicing and custody fees and expenses

During the 2002 fiscal year, the fund incurred $4,113,032 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.




INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended September 30, 2002)

                    Class A     Class B     Class C     Class M     Class R     Class Y
Inception Date       2/8/84     4/27/92     7/26/99      2/6/95     1/21/03     4/11/94
Average annual total return
1 year               1.38%       0.59%       4.64%       2.68%       6.14%       6.71%
5 years              5.53%       5.43%       5.78%       5.58%       6.29%       6.84%
10 years             5.69%       5.41%       5.42%       5.59%       5.93%       6.44%
Yield
30-day yield         3.34%       2.76%       2.76%       3.19%        N/A*       3.76%


* Class R shares were not operational during that time period.

Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 4.75% for class A shares and 3.25% for class M shares.

Returns for class B and class C shares reflect the deduction of the applicable contingent deferred sales charge ("CDSC"), which for class B is 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter, and for class C is 1% in the first year and eliminated thereafter.

Returns shown for class C, class M, class R and class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the deduction of the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class C, class M and class R shares, the higher operating expenses applicable to such shares.

Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance Measures" in Part II of this SAI for information on how performance is calculated.


ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is an officer of Putnam Management, the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same office in Putnam Management's indirect parent company, Putnam Investments. The address of each Officer is One Post Office Square,
Boston, MA 02109.

Name, date of birth,         Inception of service     Principal occupation(s)
(# of funds)                     with the fund          during past 5 years

Kevin Cronin,                        1998              Managing Director of
6/13/61, (17 funds)                                     Putnam Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, are the fund's independent accountants providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended September 30, 1999, September 30, 2000, September 30, 2001 and September 30, 2002, are incorporated by reference into this SAI. The fund's Annual Report for the fiscal years ended September 30, 2000, September 30, 2001 and September 30, 2002 was filed electronically on November 18, 2002 (File No. 811-3897). The financial highlights included in the prospectuses and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectuses and this SAI have been so included and incorporated in reliance upon the reports of the independent accountants, given on their authority as experts in auditing and accounting.